Commissions and fees	6 Months Ended
Jun. 30, 2018
Commissions and fees
6 Commissions and fees
in	2Q18	1Q18	2Q17	6M18	6M17
Commissions and fees (CHF million)
Lending business	529	470	484	999	948
Investment and portfolio management	896	892	841	1,788	1,663
Other securities business	11	12	12	23	22
Fiduciary business	907	904	853	1,811	1,685
Underwriting	513	470	441	983	938
Brokerage	745	810	757	1,555	1,562
Underwriting and brokerage	1,258	1,280	1,198	2,538	2,500
Other services	465	392	370	857	818
Commissions and fees	3,159	3,046	2,905	6,205	5,951

Bank
Commissions and fees
6 Commissions and fees
in	6M18	6M17
Commissions and fees (CHF million)
Lending business	984	933
Investment and portfolio management	1,693	1,566
Other securities business	44	39
Fiduciary business	1,737	1,605
Underwriting	983	948
Brokerage	1,556	1,562
Underwriting and brokerage	2,539	2,510
Other services	866	826
Commissions and fees	6,126	5,874